Shareholders' Equity - Employee Equity Awards, Options (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Option Activity [Line Items]
Options to purchase	40,088
Exercise price of options	$ 9.40